Financial Risk Management - Summary of Movements in Contingent Consideration Resulted from Business Combination Movements at Fair Value Using Level 3 Measurements (Detail) - Level 3 Fair Value Hierarchy - CNY (¥)
¥ in Millions
	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of contingent liabilities in business combination [line items]
At beginning of the period	¥ 112	¥ 63
Fair value change	4	6
Paid	(60)
At end of the period	¥ 56	¥ 69